Investment Objectives and Goals - MayTech Global Growth ETF	Sep. 04, 2026
Prospectus [Line Items]
Risk/Return [Heading]	MAYTECH GLOBAL GROWTH ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The MayTech Global Growth ETF seeks long-term capital appreciation.